Note 20 - Financial Instruments and Risk Management - Components of Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 1,428,129	$ 2,567,868	$ 4,974,478
Trade receivables [member]
Statement Line Items [Line Items]
Financial assets at amortised cost		946,944	493,925
Receivable from the sale of discontinued operations [member]
Statement Line Items [Line Items]
Financial assets at amortised cost	18,000,000
Accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, at amortised cost	(1,725,708)	(3,040,422)	(810,593)
Convertible debentures [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities, at amortised cost	$ (3,089,033)